Consolidated Investment Entities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities		$ 0	$ 0
Liabilities of consolidated investment entities	5,732.6	4,121.8
Consolidated investment entities
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	8,523.0	6,965.6	5,175.7
Liabilities of consolidated investment entities		4,121.8	2,256.6
Consolidated investment entities | VOEs
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	3,088.1	3,045.7	2,914.5
Liabilities of consolidated investment entities	320.0	292.4	199.5
Consolidated investment entities | Cash and Cash Equivalents | VOEs
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	75.2	80.2	38.7
Consolidated investment entities | Limited Partnerships/Corporations | VOEs
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	2,987.7	2,931.2	2,860.3
Consolidated investment entities | Other Assets | VOEs
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	25.2	34.3	15.5
Consolidated investment entities | Other Liabilities | VOEs
Variable Interest Entities Not Consolidated [Line Items]
Liabilities of consolidated investment entities	320.0	292.4	199.5
Consolidated investment entities | VIEs
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	5,434.9	3,919.9	2,261.2
Liabilities of consolidated investment entities	5,412.6	3,829.4	2,057.1
Consolidated investment entities | VIEs | Cash and Cash Equivalents
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	861.4	360.6	98.3
Consolidated investment entities | VIEs | Corporate Loans
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	4,573.5	3,559.3	2,162.9
Consolidated investment entities | VIEs | Collateralized Debt Obligations
Variable Interest Entities Not Consolidated [Line Items]
Liabilities of consolidated investment entities	4,881.3	3,829.4	2,057.1
Consolidated investment entities | VIEs | Other Liabilities
Variable Interest Entities Not Consolidated [Line Items]
Liabilities of consolidated investment entities	$ 531.3